Premises and Equipment - Summary of Maximum Estimated Useful Lives to Amortize Assets (Detail)	12 Months Ended
Oct. 31, 2021
Buildings [member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment Estimated Useful Life [Line Items]
Estimated useful lives of assets	10 years
Buildings [member] | Top of range [member]
Disclosure Of Property Plant And Equipment Estimated Useful Life [Line Items]
Estimated useful lives of assets	40 years
Computer equipment [member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment Estimated Useful Life [Line Items]
Estimated useful lives of assets	5 years
Computer equipment [member] | Top of range [member]
Disclosure Of Property Plant And Equipment Estimated Useful Life [Line Items]
Estimated useful lives of assets	7 years
Other equipment [member]
Disclosure Of Property Plant And Equipment Estimated Useful Life [Line Items]
Estimated useful lives of assets	10 years
Leasehold improvements [member]
Disclosure Of Property Plant And Equipment Estimated Useful Life [Line Items]
Estimated useful lives of assets	Lease term to a maximum of 10 years